Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings (Secured Borrowing by the Class of Collateral Pledged) (Detail) - JPY (¥) ¥ in Billions		Sep. 30, 2016	Mar. 31, 2016
Repurchase Agreements, and Securities Lending Transactions Accounted For as Secured Borrowings [Line Items]
Payables under repurchase agreements	[1]	¥ 23,948	¥ 25,640
Payables under securities lending transactions		6,448	4,710
Obligations to return securities received as collateral		1,884	1,919
Japanese National Government and Japanese Government Agency Bonds [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted For as Secured Borrowings [Line Items]
Payables under repurchase agreements		2,519	2,270
Payables under securities lending transactions		5,913	4,211
Obligations to return securities received as collateral		840	930
Foreign Governments and Official Institutions Bonds [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted For as Secured Borrowings [Line Items]
Payables under repurchase agreements		17,542	19,426
Obligations to return securities received as collateral		571	738
Corporate Bonds [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted For as Secured Borrowings [Line Items]
Payables under repurchase agreements		483	581
Payables under securities lending transactions		11
Obligations to return securities received as collateral		134	71
Residential Mortgage-backed Securities [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted For as Secured Borrowings [Line Items]
Payables under repurchase agreements		3,087	3,027
Payables under securities lending transactions			124
Obligations to return securities received as collateral		1
Other Debt Securities [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted For as Secured Borrowings [Line Items]
Payables under repurchase agreements		145	177
Obligations to return securities received as collateral		6
Marketable Equity Securities [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted For as Secured Borrowings [Line Items]
Payables under repurchase agreements		50	133
Payables under securities lending transactions		524	375
Obligations to return securities received as collateral		332	180
Others [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted For as Secured Borrowings [Line Items]
Payables under repurchase agreements		¥ 122	¥ 26

[1]	Payables under repurchase agreements in the above table include those under long-term repurchase agreements of ¥1,434,521 million and ¥1,356,505 million at March 31, 2016 and September 30, 2016, respectively, which are included in Long-term debt in the accompanying condensed consolidated balance sheets.